Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Deficit [Abstract]
Stockholders' Deficit

NOTE 8: STOCKHOLDERS’ EQUITY (DEFICIT)

On March 24, 2016, Ecoark Series A, B, C, and D Common Shares were exchanged for Ecoark Holdings Common Shares as more fully described in Note 2 above. The Ecoark Common Shares, including Treasury Shares were canceled after the exchange.

As a result of the merger transaction and in accordance with ASC 805-40-45, the Company has given retroactive effect to certain share calculations by restating amounts for common shares and additional paid-in capital in the December 31, 2015 balance sheet.

Ecoark Holdings Preferred Stock

On March 18, 2016, the Company created 5,000 shares of “blank check” preferred stock. No preferred shares have been issued.

Ecoark Holdings Common Stock

As described in Note 2 above, 100,000 shares of common stock, par value $0.001 were authorized on March 18, 2016. At the merger, the Company had 29,049 shares of common stock issued and outstanding. The MSC’s shareholders and holders of debt, notes, warrants and options received an aggregate of 1,353 shares of the Company’s common stock and Ecoark’s shareholders received an aggregate of 27,696 shares of the Company’s common stock. The Company also issued 2,387 shares of the Company’s common stock pursuant to a private placement offering described in Note 2. See Note 12 below for issuances in April. Total shares issued and outstanding as of March 31, 2016 was 31,436.

Stock Options

On February 16, 2013, the Board of Directors of Ecoark approved the EcoArk Inc. 2013 Stock Option Plan (the “Plan”).The purposes of the Plan are to attract and retain the best available personnel for positions of substantial responsibility, to provide additional incentive to employees, directors and consultants, and to promote the success of the Company’s business. The Plan is expected to contribute to the attainment of these objectives by offering employees, directors and consultants the opportunity to acquire stock ownership interests in the Company, and other rights with respect to stock of the Company, and to thereby provide them with incentives to put forth maximum efforts for the success of the Company.

Awards under this Plan were only granted in the form of nonstatutory stock options (“Options”) to purchase the Company's Series C Stock prior to the merger with MSC. Upon the consummation of the merger, all outstanding stock options previously granted by Ecoark, were canceled and new stock options in Ecoark Holdings were issued as replacements, with the same terms of the originally issued Series C Stock Options granted by Ecoark under the 2013 Incentive Stock Option Plan (the “2013 Plan”). Under the 2013 Plan, the Company may grant options to purchase up to 5,500 shares of common stock to be granted to Company employees, officers, directors, consultants and advisors. The vesting provisions, exercise price and expiration dates will be established by the Board of Directors (the "Board") of the Company at the date of grant, but incentive stock options may be subject to earlier termination, as provided in the 2013 Plan.

In May 2014, Ecoark granted Stock Options to purchase 693 shares to various employees and consultants of Ecoark. The Stock Options had an exercise price of $1.25 per share and have a term of 10 years. The Stock Options vest over a three-year period as follows: 25% immediately; 25% on the first anniversary date; 25% on the second anniversary date; and 25% on the third anniversary date. During 2015 Ecoark issued additional Stock Options on 625 shares of common stock. Therefore, at the end of 2015, Stock Options were outstanding to purchase 1,318 shares of common stock. The total original number of 1,318 Ecoark Stock Options have been divided by two in conjunction with changes required by the Merger Agreement and converted to Stock Options of the Company, and at present options on 659 shares of the Company are outstanding with an adjusted exercise price of $2.50.

Management valued the Stock Options utilizing the Black-Scholes Method, with the following criteria: stock price - $2.50; exercise price - $2.50; expected term – 10 years; discount rate – 0.25%; and volatility – 100%.

The Company records stock based compensation in accordance with ASC 718, and has recorded stock based compensation of $28 and $91 for the three months ended March 31, 2016 and 2015, respectively.

The 2,450 Stock Options of MSC were converted into shares of common stock in accordance with the Merger Agreement with Ecoark.

Warrants

MSC had issued warrants for 3,785 shares that were converted into shares of common stock in accordance with the Merger Agreement with Ecoark.

In March 2016, the Company issued warrants for 2,389 shares in accordance with the private placement. As indicated in the subsequent events, the private placement was completed on April 28, 2016, and additional warrants were issued at the closing. These warrants have a strike price of $5.00 per share and expire on December 31, 2018. As of March 31, 2016, they are the only warrants the Company has outstanding.

Note 3 - Stockholders’ Deficit

The Company has 75,000,000 shares of common stock, par value of $0.001 per share authorized.

Shares

Prior to the Reverse Merger as discussed in Note 1, the Company issued 17,895 shares of common stock between January and March 2008 at prices ranging from $2.50 to $5.00 per share for a total of $53,000 cash.

In accordance with the Reverse Merger, the Company cancelled 7,895 shares of common stock and issued 85,230 shares to the former shareholders of Magnolia Solar, Inc. As a result of these transactions, as of December 31, 2009, there were 95,320 shares of common stock issued and outstanding.

The Company effectuated a 1.3157895 forward stock split in February 2010, in accordance with the Merger Agreement which resulted in 95,320 shares of common stock issued and outstanding.

In February 2014, the Company issued 4,196 shares of common stock at its fair value price ($15.00 per share) in lieu of interest payment for a value of $60,000.

In March 2014, the Company issued 379 shares of common stock for consulting services for a value of $4,500 at a fair market value price of $12.50 per share.

In April 2014, the Company issued 8,276 shares of common stock at its fair value price ($7.50 per share) in lieu of interest payment for a value of $60,000.

In April 2014, the Company issued 643 shares of common stock for consulting services for a value of $4,500 at a fair market value price of $7.50 per share.

In August 2014, the Company issued 5,275 shares of common stock at its fair value price ($12.50 per share) in lieu of interest payment for a value of $60,000.

In October 2014, the Company issued 4,800 shares of common stock at its fair value price ($12.50 per share) in lieu of interest payment for a value of $60,000.

In March 2015, the Company issued 4,781 shares of common stock at its fair value price ($12.50 per share) in lieu of interest payment for a value of $60,000.

In April 2015, the Company issued 6,138 shares of common stock at its fair value price ($10.00 per share) in lieu of interest payment for a value of $60,000.

In July 2015, the Company issued 6,575 shares of common stock at its fair value price ($10.00 per share) in lieu of interest payment for a value of $60,000.

In October 2015, the Company issued 13,333 shares of common stock at its fair value price ($5.00 per share) in lieu of interest payment for a value of $60,000.

As of December 31, 2015, the Company had 189,737 shares issued and outstanding.

Warrants

Following the closing of the Reverse Merger in December 2009, the Company issued five-year callable warrants (the “2009 Warrants”) to purchase an aggregate of 10,640 shares of common stock exercisable at $312.50 per share to investors in a private placement (the “2009 Private Placement”) and further issued seven year placement agent warrants to purchase an aggregate of 2,901 shares of common stock exercisable at $262.50 per share. On December 29, 2011, the exercise price of both the 2009 Warrants and placement agent warrants was reduced to $125.00 per share.

On December 21, 2012, the exercise price of the 2009 Warrants and placement agent warrants were reduced to $62.50 per share. On December 23, 2013, the exercise price of the 2009 Warrants and placement agent warrants were further reduced to $25.00 per share. Additionally, the Company also agreed to extend the expiration date of the 2009 Warrants from December 31, 2014 to December 31, 2016.

On August 15, 2011, the Company issued 1,600 warrants for public relations services. The warrants vest immediately, and are for a term of 5 years with a strike price of $125.00 per share. The warrants have been valued at $59,534 and are reflected in the consolidated financial statements for the year ended December 31, 2014.

As of December 31, 2015, the following warrants are outstanding:

Balance – December 31, 2008	-	-
Issued – in the 26.6 units	10,640	$25.00
Issued – to Placement Agent	2,901	$25.00
Balance – December 31, 2009	13,541	$25.00
Balance – December 31, 2010	13,541	$25.00
Issued – for public relations	1,600	$125.00
Balance – December 31, 2011	15,541	$35.00
Balance – December 31, 2012	15,541	$35.00
Balance – December 31, 2013	15,541	$35.00
Balance – December 31, 2014	15,541	$35.00
Balance – December 31, 2015	15,541	$35.00

Stock Options

In May 2014, the Company granted 9,800 shares of common stock under the 2013 Incentive Stock Option Plan. Under the 2013 Plan, the Company may grant options to purchase up to 22,000 shares of common stock to be granted to Company employees, officers, directors, consultants and advisors. The vesting provisions, exercise price and expiration dates will be established by the Board of Directors (the "Board") of the Company at the date of grant, but incentive stock options may be subject to earlier termination, as provided in the 2013 Plan. As of December 31, 2015, there were 9,343 shares available for future grant.

The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model.

Expected volatility was calculated based upon the company’s observed median volatility. The risk-free interest rate assumption is based upon the United States Treasury Bond yield curve in effect at the time of grant for instruments with a similar expected life.

The Company recognized compensation cost related to stock-based compensation in the amount of $31,144, for the year ended December 31, 2015. The Company has not recognized any tax benefits or deductions related to the effects of employee stock-based compensation.

In addition, as of December 31, 2015, approximately $10,382 was related to non-vested options which will be recognized over a weighted-average period of approximately 3.42 years.

No options were exercised under all share-based compensation arrangements for the period ending December 31, 2015.

The following is a summary of stock option activity under the Company's stock option plan:

	Number of Options/Shares	Range of Exercise Prices	Weighted- Average Exercise Price

Outstanding as of December 31, 2014	9,800	$12.50	$12.50
Options granted	-	$0.00	$0.00
Options exercised	-	$0.00	$0.00
Options forfeited/expired/cancelled	-	$0.00	$0.00
Outstanding as of December 31, 2015	9,800	$12.50	$12.50
Exercisable as of December 31, 2015	8,330	$12.50	$12.50
Exercisable as of December 31, 2014	3,920	$12.50	$12.50

Information about stock options outstanding as of December 31, 2015 is as follows:

Exercise Price	Number of Options Outstanding	Weighted-Average Remaining Contractual Life (years)	Number of Options Exercisable
$12.50	9,800	3.42	8,330
	9,800	3.42	8,330